Schedule of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($)	12 Months Ended
	May 31, 2019	May 31, 2018
Disclosure of associates [line items]
Opening balance	$ 2,412,873
Income in Silverback for the period/year	92,843	$ 168,778
Ending balance	2,191,433	2,412,873
Silverback Ltd. ("Silverback")
Disclosure of associates [line items]
Opening balance	2,412,873	2,558,528
Income in Silverback for the period/year	92,843	168,778
Distribution	(314,285)	(314,433)
Ending balance	$ 2,191,431	$ 2,412,873